Capital management section	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Capital management section

2.2.2 Capital management section

Objectives

ING Group Capital Management (Capital Management) is responsible for the adequate capitalisation given regulatory constraints of ING Group and ING Bank entities at all times in order to manage the risk associated with ING’s business activities. This involves not only the management, planning and allocation of capital within ING Group, ING Bank and its various entities, but also the necessary capital market transactions, term (capital) funding and risk management transactions. ING takes an integrated approach to assess the adequacy of its capital position in relation to its risk profile and its operating environment. This implies taking into account the interests of its various stakeholders. Capital Management takes into account the metrics and requirements of regulators, rating agencies and internal risk based boundaries such as defined in the Risk Appetite Framework.

ING applies the following main capital definitions:

•	Common equity Tier 1 capital, Tier 1 capital and Total capital – Common equity Tier 1 capital is defined as shareholders’ equity less regulatory adjustments. Common equity Tier 1 capital including Additional Tier 1 (hybrid) securities and other regulatory adjustments is defined as Tier 1 capital. Total Capital is Tier 1 capital including subordinated Tier 2 liabilities and regulatory adjustments. Common equity Tier 1, Tier 1 and Total capital divided by risk-weighted assets equal the Common equity Tier 1, Tier 1 and Total capital ratios respectively. Common equity Tier 1 capital is equal to Tier 1 capital excluding Additional Tier 1 (hybrid) capital;

•	Common equity Tier 1 Risk Appetite – the solvency risk appetite statement is not only compared to the actual reported level, but also includes the potential impact of a standardised and deterministic 1-in-10-year stress event (i.e. at a 90% confidence level with a 1-year horizon) as described in the Risk Management section;

•	Overall Capital Requirement (OCR). The OCR means that ING’s own funds exceeds the sum of the total SREP capital requirement (wherein per risk type the maximum is taken of Regulatory and Economic Capital requirements), capital buffer requirements and macro-prudential requirements.

Developments

The capital position further strengthened in 2017 reflecting strong profitability based on core lending growth but with a lower risk weight and complemented with further optimisation of the capital structure. At both consolidated and entity level, ING has sufficient buffers to withstand certain adverse scenarios without breaching currently applicable and possible future requirements.

In 2017, a total of USD 2.1 billion grandfathered additional Tier 1 instruments were redeemed. ING Groep NV did not issue additional Tier 1 instruments during the year. In 2017, EUR 1.0 billion ING Bank Tier 2 bonds were exchanged for ING Group Tier 2 notes at similar terms. In addition, ING Groep NV issued EUR 1.8 billion of Tier 2 bonds and EUR 0.4 billion of Tier 2 private placements in Japanese Yen and USD.

To support orderly resolution, ING is required to meet minimum requirements for own funds and eligible liabilities (MREL). In addition, ING as a Global Systemically Important Bank (G-SIB) needs to comply with the total loss absorption capacity (TLAC) proposal published by the Financial Stability Board (FSB) in November 2015. The TLAC standard is being incorporated in the proposed Capital Requirements Directive and Bank Recovery and Resolution Directive revision. This legislation is not yet finalised. To improve the loss absorbing capacity for TLAC/MREL regulations ING Groep NV issued EUR 5.6 billion of senior HoldCo debt in 2017.

The transitional (phased-in) common equity Tier 1 requirement that ING Group had to meet on a consolidated basis was set at 9.02% in 2017. This requirement is the sum of a 4.5% Pillar 1 requirement, a 1.75% Pillar 2 requirement, a 1.25% Capital Conservation Buffer (CCB), a 0.02% Countercyclical Buffer and the 1.50% Systemic Risk Buffer which has been set separately for Dutch systemic banks by the Dutch Central Bank (De Nederlandsche Bank). This requirement excludes Pillar 2 guidance, which is not disclosed. The CCB and the Systematic Risk Buffer (SRB) are scheduled to phase-in to 2.5% and 3.0% respectively by 1 January 2019 respectively.

For 2018, the transitional (phased-in) SREP common equity Tier 1 requirement will be 10.43% . This requirement consists of a 4.5% Pillar 1 requirement, a 1.75% Pillar 2 requirement, a 1.875% CCB, countercyclical buffer of 0.06% (based on December 2017 positions) and the 2.25% SRB. This excludes Pillar 2 guidance, which is not disclosed.

Consequently, Maximum Distributable Amount (MDA) trigger level is expected to rise from 9.0% in 2017 to 10.4% in 2018 and 11.8% in 2019 and assumes a stable Pillar 2 requirement. In the event that ING Group breaches the MDA level it may face restrictions to pay dividends, coupons on AT1 instruments and bonuses.

ING Group continues to maintain a strong and high quality capital level, with a phased-in common equity Tier 1 ratio and a fully-loaded common equity Tier 1 ratio of 14.7% as at 31 December 2017, thereby ING is in compliance with the current fully-loaded requirement of 11.8%, assuming all capital buffers remain stable.

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The phased-in and fully-loaded Group Tier 1 ratio (including grandfathered securities) as at 31 December 2017 respectively decreased from 16.3% to 16.2% and 16.6% to 16.4% . The phased and fully-loaded total capital ratio (including grandfathered securities) of ING Groep NV respectively decreased from 19.3% to 18.5% and 19.7% to 19.1% .

Capital ratios now reflects the impact of the interpretation of the EBA Q&A published on 3 November 2017. This Q&A relates to externally placed own funds from a subsidiary in conjunction with the availability to absorb losses at the consolidated level. Impact will mostly disappear in the coming years as ING Group going forward will be the issuing entity for all new capital instruments.

At the end of January 2017, the Single Resolution Board informed ING that it supports the designation of ING Group as the single point of entry for resolution purposes. Henceforth, ING Group will be the issuing entity for all TLAC/ MREL eligible debt consisting of additional Tier 1, Tier 2 and senior unsecured debt. The Single Resolution Board has not yet set legally binding MREL requirements. Any potential (higher) shortfall related to legally binding MREL requirements, new regulatory initiatives and balance sheet growth will be met with additional Group issuance.

G-SIBs will be required to meet the TLAC requirement alongside the minimum regulatory requirements set out in the Basel III framework. Specifically, the TLAC term sheet requires ING to meet a minimum TLAC requirement including buffer requirements of at least 21.5% of the resolution group’s risk-weighted assets (TLAC RWA Minimum) as from 1 January 2019 and at least 23.5% as from 1 January 2022. Also minimum TLAC must also be at least 6% of the Basel III leverage ratio denominator (TLAC Leverage Ratio Exposure (LRE) Minimum) as from 1 January 2019, and at least 6.75% as from 1 January 2022. No buffer requirements will come on top of the leverage requirement.

ING Bank NV continues to maintain a strong and high quality capital level, with a fully-loaded common equity Tier 1 ratio and a phased-in common equity Tier 1 ratio of 13.1%, thereby complying with CRR/CRD IV solvency requirements. ING Bank NV paid EUR 3.2 billion of dividend to ING Group in 2017. The fully loaded in Tier 1 ratios (including grandfathered securities) remained stable at 14.7%, while the phased-in Tier 1 ratio (including grandfathered securities) increased form 14.4% to 14.6%, primarily reflecting developments in ING Bank’s common equity Tier 1 ratio. The Banks’s fully loaded and phased in total capital ratio (including grandfathered securities) respectively increased from 17.8% to 18.3% and 17.4% to 18.2% .

Dividend

ING Group’s dividend policy aims to pay a progressive dividend that will reflect considerations including expected future capital requirements, growth opportunities available to the Group, net earnings, and regulatory developments. The Executive Board proposes to pay a total cash dividend of EUR 2.6 billion, or EUR 0.67 per ordinary share, over the financial year 2017. This is subject to the approval of shareholders at the Annual General Meeting in April 2018. Taking into account the interim dividend of EUR 0.24 per ordinary share paid in August 2017, the final dividend will amount to EUR 0.43 per ordinary share and will be paid fully in cash. The total amount of EUR 1.7 billion is completely covered by the remaining balance of ‘interim profits not included in CET1 capital’ at year-end 2017.

Policies

The activities of Capital Management are executed on the basis of established policies, guidelines and procedures. For the Capital Treasury there are additional policies and limits that guide the management of the balance sheets and the execution of capital market transactions.

Processes for managing capital

Besides measuring capital adequacy, Capital Management also ensures that sufficient capital is available through setting targets and limits relevant to the above mentioned metrics for ING Group and ING Bank and ensuring adherence to the set limits and targets through planning and executing capital management transactions. The ongoing assessment and monitoring of capital adequacy is embedded in Capital Management’s capital planning process. Following the annual budgeting process, each year a capital plan is prepared for the Group as a whole and each of its material businesses. This plan is updated on a quarterly basis and is assessed to what extent additional management actions are required. At all times maintaining sufficient financial flexibility should be preserved to meet important financial objectives. At the foundation of the capital plan are ING’s risk appetite statements that determine target setting. These constraints are being cascaded to the different businesses in line with our risk management strategy.

Stress testing is an integral component of ING’s risk and capital management framework. It allows us to (i) assess potential vulnerabilities in our businesses, business model or portfolios; (ii) understand the sensitivities of the core assumptions in our strategic and capital plans; and (iii) improve decision-making through balancing risk and return. In addition to internal stress test scenarios reflecting the outcomes of the annual risk assessment, ING also participates in regulatory stress test exercises. ING participated in the 2017 EU-wide stress test that the ECB conducted in order to assess the sensitivity towards Interest Rate Risk in the Banking Book.

Capital adequacy assessment

As at 1 January 2014, the CRR/CRD IV capital rules entered into force. The capital position table reflects own funds according to the Basel III rules as specified in the CRR/CRD IV. As CRD IV will be phased-in gradually until 2019, the table shows the CRD IV positions according to the 2019 end-state rules and the 2017 rules. ING reports these metrics for ING Group and ING Bank. During 2017, ING Group and ING Bank were adequately capitalised.

ING Group capital position
	(fully-loaded)		(phased-in)
	2017	2016	2017	2016
Shareholders’ equity	48,429	47,257	48,429	47,257
Differences IFRS-IASB and IFRS-EU1	1,977	2,536	1,977	2,536
– Interim profit not included in CET1 capital[2]	–1,670	–1,629	–1,670	–1,629
– Other adjustments	–3,186	–3,596	–3,154	–3,698

Regulatory adjustments	–4,856	–5,225	–4,825	–5,327

Available common equity Tier 1 capital	45,550	44,568	45,581	44,466
Additional Tier 1 securities[3]	5,137	7,706	5,137	7,706
Regulatory adjustments additional Tier 1	42	0	–393	–809

Available Tier 1 capital	50,729	52,274	50,326	51,364
Supplementary capital Tier 2 bonds[4]	11,086	9,488	11,086	9,488
Regulatory adjustments Tier 2	–2,517	109	–4,001	–86

Available Total capital[5]	59,298	61,871	57,410	60,765
Risk weighted assets	309,887	314,325	309,887	314,325
Common equity Tier 1 ratio	14.70%	14.18%	14.71%	14.15%
Tier 1 ratio	16.37%	16.63%	16.24%	16.34%

Total capital ratio	19.14%	19.68%	18.53%	19.33%

1	Capital measures exclude the difference between IFRS-EU and IFRS-IASB as capital measures are based on IFRS-EU as primary accounting basis for statutory and regulatory deductions.
2	The interim profit not included in CET1 capital as per 31 December 2017 (EUR 1,670 million) includes EUR 44 million for 4Q2017 (YTD 4Q2017: EUR 2,603 million) minus a ING Group interim dividend payment of EUR 933 million, which was paid out in 3Q2017.
3	Including EUR 2,691 million which is CRR/CRD IV-compliant (4Q2016: EUR 3,052 million) and EUR 2,446 million to be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (4Q2016: EUR 4,654 million).
4	Including EUR 8,995 million which is CRR/CRD IV-compliant (4Q2016: EUR 7,347 million), and EUR 2,091 million to be replaced (by Group instruments) as capital recognition is subject to CRR/CRD IV grandfathering rules (4Q2016: EUR 2,141 million).
5	Regulatory adjustments include the interpretation of the EBA Q&A published on 3 November 2017.

ING Bank NV capital position according to CRR/CRD IV
	(fully-loaded)		(phased-in)
	2017	2016	2017	2016
Shareholders’ equity	41,685	41,004	41,685	41,004
Differences IFRS-IASB and IFRS-EU1	1,977	2,536	1,977	2,536
Interim profit not included in CET1 capital	–44	–617	–44	–617
Other adjustments	–3,043	–3,548	–3,017	–3,661

Regulatory adjustments	–3,087	–4,165	–3,061	–4,278

Available common equity Tier 1 capital	40,576	39,375	40,602	39,262
Additional Tier 1 securities[2]	4,989	6,496	4,989	6,496
Regulatory adjustments additional Tier 1	53	0	–374	–798

Available Tier 1 capital	45,618	45,871	45,217	44,960
Supplementary capital Tier 2 bonds[3]	11,086	9,488	11,086	9,488
Regulatory adjustments Tier 2	47	109	–44	–86

Available Total capital	56,751	55,467	56,259	54,362
Risk weighted assets	309,287	312,086	309,287	312,086
Common equity Tier 1 ratio	13.12%	12.62%	13.13%	12.58%
Tier 1 ratio	14.75%	14.70%	14.62%	14.41%
Total capital ratio	18.35%	17.77%	18.19%	17.42%

[1]	Capital measures exclude the difference between IFRS-EU and IFRS-IASB as capital measures are based on IFRS-EU as primary accounting basis for statutory and regulatory deductions.
[2]	Including EUR 3,123 million which is CRR/CRD IV-compliant (4Q2016 EUR 3,542 million), and EUR 1,866 million to be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (4Q2016 EUR 2,954 million).
[3]	Including EUR 8,995 million which is CRR/CRD IV-compliant (4Q2016 EUR 7,347 million), and EUR 2,091 million to be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (4Q2016 EUR 2,141 million).

Regulatory requirements

Capital adequacy and the use of regulatory required capital are based on the guidelines developed by the Basel Committee on Banking Supervision (The Basel Committee) and the European Union Directives, as implemented by the Dutch Central Bank (Dutch Central Bank until 3 November 2014, the ECB thereafter) for supervisory purposes. In 2010, the Basel Committee on Banking Supervision issued new solvency and liquidity requirements, which superseded Basel II. The minimum requirements, excluding buffers, for the common equity Tier 1 ratio is 4.5%, the minimum Tier 1 requirement is 6% and the total capital ratio is 8% of all risk-weighted assets. Basel III requires Banks to hold a capital of at least 80% of the old Basel I requirements, which was 8% of the RWAs as calculated with the Basel I methodology. This Basel I floor has been extended until the end of 2017.

ICAAP/SREP process

On a yearly basis ING submits extensive documentation on the Internal Capital Adequacy Assessment Process (ICAAP) to its regulator as prescribed in the CRD IV frameworks. This documentation includes a description of ING’s internal capital models, its risk appetite framework, an asset quality analysis and a capital planning, both under normal circumstances and in certain stressed scenarios. This documentation is an important input for the regulator’s Supervisory Review and Evaluation Process (SREP) resulting in a letter to ING Management. The SREP is conducted by the ECB and examines on a regular basis ING’s internal models and processes. The regulatory 2017 guidance indicated that the minimum capital ratios ECB considers adequate for ING Group and ING Bank sufficiently covered by ING’s own capital standards.

Ratings
Main credit ratings of ING at 31 December 2017
	Standard & Poor’s		Moody’s		Fitch
	Rating	Outlook	Rating	Outlook	Rating	Outlook
ING Groep N.V.
– long-term	A-	Stable	Baa1	Stable	A+	Stable
ING Bank N.V.
– long-term	A+	Stable	Aa3	Stable	A+	Stable
– short-term	A-1		P-1		F1

ING’s key credit ratings and outlook are shown in the table above. Each of these ratings reflects only the view of the applicable rating agency at the time the rating was issued, and any explanation of the significance of a rating may be obtained only from the rating agency.

A security rating is not a recommendation to buy, sell or hold securities and each rating should be evaluated independently of any other rating. There is no assurance that any credit rating will remain in effect for any given period of time or that a rating will not be lowered, suspended or withdrawn entirely by the rating agency if, in the rating agency’s judgment, circumstances so warrant. ING accepts no responsibility for the accuracy or reliability of the ratings.